OPTIONS (Details Narrative)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 02, 2018 USD ($) shares	Jul. 20, 2016 USD ($) integer shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2019 USD ($) integer shares	Mar. 31, 2018 USD ($)
Options vest period						5 years
Vest percentage at grant					20.00%
Common stock exercisable term					10 years
Option expense | $				$ 9,600	$ 38,400	$ 40,155
Unrecognized future balance to be expensed | $					$ 497	$ 19,836
Weighted average remaining contract life, Ending			6 years 6 months 18 days
Weighted average intrinsic value | $			$ 0
Option 1 [Member] | April 1, 2018 [Member]
Common stock exercisable term					10 years
Exercise price of options					0.30
Number of installments vest | integer					5
Options granted					40,000
Option 1 [Member] | April 1, 2016 [Member]
Common stock exercisable term					10 years
Exercise price of options					0.30
Number of installments vest | integer					5
Options granted					30,000
Issued options					40,000
Option 1 [Member] | April 1, 2017 [Member]
Options granted					30,000
Option 2 [Member]
Exercise price of options	0.25	0.301
Options granted		900,000
Issued options	40,000	300,000
Numbers of officers and directors issued | integer		3
Fair value of option granted | $	$ 9,991	$ 484,205